Cover	Nov. 01, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2019
Entity File Number	1-8787
Entity Registrant Name	AMERICAN INTERNATIONAL GROUP, INC.
Entity Central Index Key	0000005272
Entity Tax Identification Number	13-2592361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10038
City Area Code	212
Local Phone Number	770-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, Par Value $2.50 Per Share
Trading Symbol	AIG
Security Exchange Name	NYSE
Warrants Expiring January 192021 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants (expiring January 19, 2021)
Trading Symbol	AIG WS
Security Exchange Name	NYSE
Series A 2 Junior Subordinated Debentures [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	5.75% Series A-2 Junior Subordinated Debentures
Trading Symbol	AIG 67BP
Security Exchange Name	NYSE
Series A 3 Junior Subordinated Debentures [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	4.875% Series A-3 Junior Subordinated Debentures
Trading Symbol	AIG 67EU
Security Exchange Name	NYSE
Stock Purchase Rights [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1000th Interest In Share Of Series 5.85 Noncumulative Perpetual Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/1,000th Interest in a Share of Series A 5.85% Non-Cumulative Perpetual Preferred Stock
Trading Symbol	AIG PRA
Security Exchange Name	NYSE